Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The Whirlpool 401(k) Retirement Plan (the Plan) is a defined-contribution plan sponsored by Whirlpool Corporation (referred to herein as the Employer, Company, Plan Sponsor, or Whirlpool). The following description of the Plan provides only general information. Participants should refer to the Plan Document for a more complete description of the Plan’s provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
Eligibility and Participant Contributions
U.S.-based full-time and part-time employees of Whirlpool and certain affiliates are eligible to participate in the Plan upon employment. Participation in the Plan is voluntary. The Plan allows each participant to make tax-deferred and/or Roth after-tax contributions to the Plan by payroll deduction, each payroll period, in any whole percentage of eligible earnings up to 75%. Additionally, certain employees may make tax-deferred and/or Roth after-tax contributions to the Plan by directing a portion of any annual incentive bonus due to the participant (up to 75% of such bonus) to the Plan.
New employees are automatically enrolled in the Plan at 5% unless they affirmatively opt out of the Plan or make a different deferral election. Employees who are not participating, or are participating at less than 5%, are automatically re-enrolled in the Plan on an annual basis at 5%, unless they affirmatively opt out of re-enrollment or make a different deferral election. If a participant has been automatically enrolled or affirmatively elects to defer a portion of eligible earnings less than 15%, the participant’s deferral percentage will automatically be increased by 1% each January 1 until reaching 15%, unless the participant opts out of such increases.
The Plan limits participant contributions to the maximum allowable annual contribution as determined by the Internal Revenue Code (the IRC).
Participants who have attained age 50 by the end of the plan year are eligible to make standard catch-up contributions, subject to the maximum limitations of Section 414(v) of the IRC. Effective January 1, 2025, the Plan adopted the enhanced catch-up contribution limits permitted under SECURE 2.0 for participants ages 60 through 63.
Participant contribution elections are made and can be adjusted on a daily basis by giving notice to the custodian via the voice response system, website, or customer service representative, to be effective, in most cases, as of the beginning of the next payroll period.
Employer Contributions, Vesting and Investment Options
The Plan’s provisions for the Employer’s discretionary matching contribution are to provide up to a 100% match of the first 3% of employee contributions and 50% of the next 2% of employee contributions. Employees are also eligible to receive an automatic contribution equal to 3% of the employee’s eligible compensation. Employer discretionary matching and automatic contributions and tax-deferred contributions are 100% vested at all times.
Company contributions may be made in the form of cash or Whirlpool common stock. In 2025, the discretionary matching contributions and automatic contributions were made to the Plan in common stock only. In March 2024, Whirlpool announced that discretionary matching and automatic contributions for the Plan, equaling up to 7% of participants' eligible compensation, covering substantially all U.S. employees, will be contributed in common stock. In the 2025 plan year, the Company made $78,768,187 in total contributions to the Plan. In the 2024 plan year, the Company made $80,082,717 in total contributions to the Plan, consisting of $18,321,890 in cash contributions and $61,760,826 in stock contributions.
The Whirlpool Corporation Stock Fund within the Plan is an employee stock ownership plan (the Whirlpool Stock Fund). Employer contributions made in Company stock will be initially invested in the Whirlpool Stock Fund. Participants may also direct the investment of their accounts into the Whirlpool Stock Fund. Participants have the option to reinvest dividends in additional shares of Whirlpool stock in the Whirlpool Stock Fund or to receive a cash payout quarterly. All dividends are 100% vested. The Plan does not restrict the participant’s ability to transfer amounts out of the Whirlpool Stock Fund, subject to the Company’s insider trading policy.
The participants’ contributions and the Employer’s discretionary matching and automatic contributions made in the form of cash are invested in funds selected by the applicable participant. If a participant does not make an affirmative investment election, any contributions will be invested in the applicable target retirement fund with a target year closest to the year in which the participant will reach age 65.
A self-directed brokerage account is offered whereby participants can choose to invest a portion of their respective account in investments outside the Plan’s fund lineup. The self-directed brokerage account has certain trading and contribution restrictions.
Benefit Payments
Distributions Upon Termination
Upon termination, a participant with an account balance of $1,000 or less will receive a single lump-sum cash distribution equal to the value of his or her account. Participants with an account balance that exceeds $1,000 but does not exceed $7,000 will have their balance rolled over to an individual retirement account unless they elect to receive a distribution in cash. Participants with account balances in excess of $7,000 may elect to receive a lump-sum distribution, a monthly, quarterly, or annual installment option over a period of up to 10 years, partial withdrawal of at least $7,000 for participants over age 55, roll over their account balances to an eligible retirement plan, or leave their account balances in the Plan.
In-Service and Hardship Withdrawals
Active participants who experience an immediate and heavy financial hardship may request a hardship withdrawal from their vested accounts. Additionally, active participants may elect to take an in-service withdrawal of all or a portion of their rollover accounts, historical voluntary after-tax accounts, or upon attaining age 59 1/2, their elective deferrals and vested employer matching and discretionary contributions. In-service distributions are also available under certain conditions in the event of a total disability or extended active military service.
Participant Accounts
Deposits and withdrawals from each investment fund and transfers among investment funds are made at the direction of the participants. The plan administrator is responsible for determining that such transactions are in accordance with the Plan.
Income, including market value adjustments, under each of these funds is allocated to the participants’ accounts daily based on each participant’s equity in the fund. Self-directed brokerage accounts are segregated accounts within the trust fund and are treated for investment purposes as an investment of the account of the participant who has the self-directed brokerage account.
The benefit to which a participant is entitled is equal to the value of the participant’s account.
Notes Receivable
The Plan provides for loans to participants in amounts up to the lesser of 50% of the eligible portion of a participant’s account balance or $50,000 reduced by the highest balance of all plan loans within the preceding 12 months, with a minimum loan amount of $500. Such loans are allocated to a separate loan account and treated for investment purposes as an investment of the account of the participant who received the loan. Participants may only borrow from the balance of their account resulting from elective deferrals and rollover contributions. In no event can a participant borrow more than $50,000. The loans are secured by the balance in the participant’s account and bear interest based on reasonable borrowing rates, which range from 4.25% to 9.5% on notes outstanding at December 31, 2025. The notes are repaid ratably through payroll deductions over a period of 15 years or less. The term of the loan repayments ranges up to 5 years for general purpose loans and up to 15 years for the purchase of a primary residence. Only one non-residential and one residential loan may be outstanding to a loan recipient at any time.
Plan Termination
The Employer has not expressed any intent to terminate the Plan; however, it is free to do so at any time subject to the provisions of the IRC and ERISA.